Retirement Benefit Obligations - Summary of Net Expense to Consolidated Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Current service cost	$ 53	$ 48	$ 51
Administration expenses	5	8	3
Past service credit (net)	1	(20)	(15)
Subtotal	59	36	39
Interest income on scheme assets	(56)	(72)	(65)
Interest cost on scheme liabilities	67	87	77
Net expense to Consolidated Income Statement	$ (70)	(51)	(51)
Discontinued Operations [member]
Disclosure of defined benefit plans [Line Items]
Current service cost		19	25
Administration expenses			1
Past service credit (net)			(5)
Subtotal		19	21
Interest income on scheme assets		(4)	(5)
Interest cost on scheme liabilities		4	5
Net expense to Consolidated Income Statement		$ 19	$ 21